Debt - Interest Expense (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Total interest cost	$ 168,356	$ 92,755	$ 221,865	$ 110,156	$ 0
Capitalized interest, including amounts capitalized as an Allowance for Funds Used During Construction	(168,356)	(92,755)	(221,865)	(84,476)	0
Total interest expense, net	$ 0	$ 0	$ 0	$ 25,680	$ 0